Redeemable Preferred Stock And Stockholders' Equity (Successor) (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2026	May 31, 2026	May 18, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Apr. 14, 2026	Mar. 31, 2026
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Subscription amount (in Dollars)	$ 125,400			$ 125,400	$ 125,400	$ 125,400
Maximum collateral ratio, percentage						85.00%
Dividends obligations (in Dollars)	$ 3,800
Interest rate of return						12.00%
Increase interest in rate of return						2.00%
Net proceeds excess						$ 30,000
Subsidiaries in excess (in Dollars)						$ 10,000
Beneficial ownership limitation						9.90%
Warrants exercisable						1
Per warrant	0.01			0.01	0.01	0.01
Trading days						20 days
Cash dividend price per share								$ 0.10125
Aggregate amount			$ 2,600
Cash dividends		$ 750	$ 2,200
DRIP shares			400,000
Carrying value		$ 1,300
Public Warrants [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Public warrants	11,666,637			11,666,637	11,666,637	11,666,637
Private Placement Warrants [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Public warrants	220,832			220,832	220,832	220,832
Warrants exercisable
Warrant [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Exercise price (in Dollars per share)						$ 11.5
Exercisable term						30 days
Preferred Investor Warrants [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Warrants exercisable
Warrants issued	937,500			937,500	937,500	937,500
Exercise price (in Dollars per share)	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Exercisable percentage						50.00%
Preferred Investor Warrants [Member] | Two Tranche [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Exercisable percentage						50.00%
Successor [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Non-controlling interest				$ 1,054	$ (493)
Successor [Member] | Preferred Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Preferred shares issued	50,000,000			50,000,000	50,000,000	50,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Third Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate						12.00%
Payable rate						8.00%
After Third Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate						0.25%
Payable rate						8.00%
After Fifth Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate						16.00%
Increase in dividend rate						2.00%
Minimum [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Trading days						20 days
Minimum [Member] | After Third Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate						12.00%
Maximum [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Trading days						30 days
Maximum [Member] | After Third Anniversary [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Dividend rate						16.00%
Capital stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Shares authorized	1,650,000,000			1,650,000,000	1,650,000,000	1,650,000,000
Capital stock [Member] | Successor [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Non-controlling interest					$ 200
Class A Common Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Conversion of share	100			100	100	100
Voting rights						one
Per warrant	18			18	18	18
Cash dividend price per share							$ 0.10125
Class A Common Stock [Member] | Successor [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Shares authorized	1,500,000,000			1,500,000,000	1,500,000,000	1,500,000,000
Par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	27,686,745			27,686,745	27,686,745	27,686,745
Common stock shares outstanding	27,686,745			27,686,745	27,686,745	27,686,745
Class A Common Stock [Member] | Minimum [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Per share (in Dollars per share)	$ 12.5			$ 12.5	$ 12.5	$ 12.5
Class A Common Stock [Member] | Maximum [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Per share (in Dollars per share)	15			15	15	$ 15
Class B Common Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Voting rights						one
Per share (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Trading days						20 days
Class B Common Stock [Member] | Successor [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Shares authorized	100,000,000			100,000,000	100,000,000	100,000,000
Par value	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued	1,676,830			1,676,830	1,676,830	1,676,830
Common stock shares outstanding	1,676,830			1,676,830	1,676,830	1,676,830
Series A Redeemable Preferred Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Preferred stock stated par value	1,000			1,000	1,000	1,000
Dividend cash payable (in Dollars)	$ 2,500
Paid in kind dividends (in Dollars)	$ 1,300
Series A Redeemable Preferred Stock [Member] | Successor [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Preferred shares issued	125,375			125,375	125,375	125,375
Preferred stock par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares outstanding	125,375			125,375	125,375	125,375
Series B Convertible Redeemable Preferred Stock [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Conversion of share	2,717,300			2,717,300	2,717,300	2,717,300
Series B Convertible Redeemable Preferred Stock [Member] | Successor [Member]
Redeemable Preferred Stock and Stockholders’ Equity (Successor) [Line Items]
Preferred shares issued	27,173			27,173	27,173	27,173
Preferred stock par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares outstanding	27,173			27,173	27,173	27,173
Preferred stock stated par value	1,000			1,000	1,000	1,000